Related Party Transactions Related Party Transactions - Property Manager (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Expenses from transactions with related party			$ 5,454	$ 0	$ 0
Due to affiliate	$ 1,733		$ 1,359	4,571
Subsidiaries
Related Party Transaction [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners	25.00%		25.00%
Noncontrolling interest, ownership percentage by parent	75.00%		75.00%
Property Manager
Related Party Transaction [Line Items]
Expenses from transactions with related party		$ 6,922	$ 22,631	24,384	23,074
Property Manager | Property Management Fees
Related Party Transaction [Line Items]
Expenses from transactions with related party		2,586	8,360	9,929	9,108
Property Manager | Leasing Commissions
Related Party Transaction [Line Items]
Expenses from transactions with related party		2,323	6,670	7,701	7,316
Property Manager | Construction Management Fees
Related Party Transaction [Line Items]
Expenses from transactions with related party		304	1,367	1,127	1,117
Property Manager | Other Fees and Reimbursements
Related Party Transaction [Line Items]
Expenses from transactions with related party		$ 1,709	6,234	$ 5,627	$ 5,533
Necessity Retail Partners
Related Party Transaction [Line Items]
Guarantorship maximum exposure	$ 200,000		$ 200,000
Necessity Retail Partners | Maximum
Related Party Transaction [Line Items]
Guarantorship expected exposure	$ 50,000